Note 9 - Payroll and Related Benefits - Schedule of Payroll and Related Benefits (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Wages and salaries	R$ 3,736,500,000	R$ 3,700,600,000	R$ 3,422,000,000
Social security contributions	851,800,000	822,900,000	789,300,000
Other personnel costs	836,900,000	764,900,000	726,600,000
Increase in liabilities for defined benefit plans	131,200,000	147,700,000	142,000,000
Share-based payments	223,100,000	219,200,000	162,700,000
Contributions to defined contribution plans	61,100,000	29,700,000	32,200,000
Total	R$ 5,840,600,000	R$ 5,685,000,000	R$ 5,274,800,000